Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Raw materials and consumables	£ 2,362	£ 2,750
Finished goods and work in progress	3,549	3,258
Goods purchased for resale	87	86
Inventories	£ 5,998	£ 6,094